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                            NATIONWIDE BALANCED FUND

                      SUPPLEMENT DATED SEPTEMBER 23, 1998

                        TO PROSPECTUS DATED MAY 1, 1998


The third full paragraph on page 25 of the Prospectus under the heading "The Subadviser" is hereby deleted in its entirety and replaced with the following:

George J. Williamson is primarily responsible for the day to day management of the Fund. Mr. Williamson, who joined the Subadviser in 1900, is a Vice President of Salomon Brothers Asset Management.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE